Equity (Tables)	12 Months Ended
Oct. 03, 2020
Equity [Abstract]
Dividends Declared
The Company paid the following dividends in fiscal 2020, 2019 and 2018:

Per Share	Total Paid	Payment Timing	Related to Fiscal Period
$0.88	$1.6 billion	Second Quarter of Fiscal 2020	Second Half 2019
$0.88	$1.6 billion	Fourth Quarter of Fiscal 2019	First Half 2019
$0.88	$1.3 billion	Second Quarter of Fiscal 2019	Second Half 2018
$0.84	$1.2 billion	Fourth Quarter of Fiscal 2018	First Half 2018
$0.84	$1.3 billion	Second Quarter of Fiscal 2018	Second Half 2017

Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax
The following table summarizes the changes in each component of accumulated other comprehensive income (loss) (AOCI) including our proportional share of equity method investee amounts:

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

AOCI, before tax
Balance at September 30, 2017	$(93)	$(4,906)	$(523)	$(5,522)
Unrealized gains (losses) arising during the period	259	203	(204)	258
Reclassifications of net (gains) losses to net income	35	380	—	415
Balance at September 29, 2018	$201	$(4,323)	$(727)	$(4,849)
Unrealized gains (losses) arising during the period	136	(3,457)	(359)	(3,680)
Reclassifications of net (gains) losses to net income	(185)	278	—	93
Reclassifications to retained earnings	(23)	—	—	(23)
Balance at September 28, 2019	$129	$(7,502)	$(1,086)	$(8,459)
Unrealized gains (losses) arising during the period	(57)	(2,468)	(2)	(2,527)
Reclassifications of net (gains) losses to net income	(263)	547	—	284
Balance at October 3, 2020	$(191)	$(9,423)	$(1,088)	$(10,702)

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

Tax on AOCI
Balance at September 30, 2017	$39	$1,839	$116	$1,994
Unrealized gains (losses) arising during the period	(68)	(47)	(13)	(128)
Reclassifications of net (gains) losses to net income	(12)	(102)	—	(114)
Balance at September 29, 2018	$(41)	$1,690	$103	$1,752
Unrealized gains (losses) arising during the period	(31)	797	28	794
Reclassifications of net (gains) losses to net income	43	(64)	—	(21)
Reclassifications to retained earnings(2)	—	(667)	(16)	(683)
Balance at September 28, 2019	$(29)	$1,756	$115	$1,842
Unrealized gains (losses) arising during the period	8	572	24	604
Reclassifications of net (gains) losses to net income	61	(127)	—	(66)
Balance at October 3, 2020	$40	$2,201	$139	$2,380

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

AOCI, after tax
Balance at September 30, 2017	$(54)	$(3,067)	$(407)	$(3,528)
Unrealized gains (losses) arising during the period	191	156	(217)	130
Reclassifications of net (gains) losses to net income	23	278	—	301
Balance at September 29, 2018	$160	$(2,633)	$(624)	$(3,097)
Unrealized gains (losses) arising during the period	105	(2,660)	(331)	(2,886)
Reclassifications of net (gains) losses to net income	(142)	214	—	72
Reclassifications to retained earnings(2)	(23)	(667)	(16)	(706)
Balance at September 28, 2019	$100	$(5,746)	$(971)	$(6,617)
Unrealized gains (losses) arising during the period	(49)	(1,896)	22	(1,923)
Reclassifications of net (gains) losses to net income	(202)	420	—	218
Balance at October 3, 2020	$(151)	$(7,222)	$(949)	$(8,322)
(1)Primarily reflects market value adjustments for cash flow hedges.
(2)At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and reclassified $691 million from AOCI to retained earnings. In addition, at the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.

Details of AOCI Reclassified to Net Income
Details about AOCI components reclassified to net income are as follows:

Gains (losses) in net income:	Affected line item in the Consolidated Statements of Operations:	2020	2019	2018
Market value adjustments, primarily cash flow hedges	Primarily revenue	$263	$185	$(35)
Estimated tax	Income taxes	(61)	(43)	12
		202	142	(23)

Pension and postretirement medical expense	Cost and expenses	—	—	(380)
	Interest expense, net	(547)	(278)	—
Estimated tax	Income taxes	127	64	102
		(420)	(214)	(278)

Total reclassifications for the period		$(218)	$(72)	$(301)